Document and Entity Information - USD ($)	3 Months Ended
	Mar. 31, 2017	May 10, 2017	Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	Illumination America, Inc.
Entity Central Index Key	0001662574
Document Type	POS AM
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 2,395,878
Entity Common Stock, Shares Outstanding		10,264,744
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2017